Summary of significant accounting policies - Schedule of Cost Less Accumulated Amortization (Details) - Land Use Rights [Member]	Mar. 31, 2026
Minimum [Member]
Summary of significant accounting policies - Schedule of Cost Less Accumulated Amortization (Details) [Line Items]
Property plant and equipment usefu lLife	20 years
Maximum [Member]
Summary of significant accounting policies - Schedule of Cost Less Accumulated Amortization (Details) [Line Items]
Property plant and equipment usefu lLife	50 years